Contingencies, Commitments and Guarantees (Leases) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Gross rental payments 2015	$ 308
Gross rental payments 2016	247
Gross rental payments 2017	190
Gross rental payments 2018	165
Gross rental payments 2019	130
Gross rental payments, thereafter	731
Gross rental payments, total	1,771
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	112
Operating Leases, Rent Expense, Net	$ 347	$ 372	$ 380